Property and equipment (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
			Office
			furniture	LRIP			Sales
	Computer	Computer	and		R&D	Leasehold	demo
Cost	equipment	software	equipment	equipment(1)	equipment	improvements	equipment	Total
Balance at September 30, 2021	$59,757	$-	$90,116	$-	$217,940	$117,237	548,626	$1,033,676
Additions	50,849	5,129	10,817	77,559	21,864	19,800	1,460	187,478
Disposals	(3,800)	-	-	-	-	-	-	(3,800)
Balance at September 30, 2022	$106,806	$5,129	$100,933	$77,559	$239,804	$137,037	550,086	$1,217,354
Additions	37,047	-	8,645	20,099	-	2,680	108,478	176,949
Disposals	-	-	-	-	-	(7,925)	(549,330)	(557,255)
Balance at September 30, 2023	$143,853	$5,129	$109,578	$97,658	$239,804	$131,792	$109,234	$837,048

			Office
			furniture				Sales
	Computer	Computer	and	Moulding	R&D	Leasehold	demo
Accumulated depreciation	equipment	software	equipment	equipment	equipments	improvement	equipment	Total
Balance at September 30, 2021	$18,398	$-	$40,364	$-	$38,287	$16,534	16,444	$130,027
Depreciation	26,762	1,254	19,067	7,002	46,219	27,915	129,262	257,481
Disposals	(2,635)	-	-	-	-	-	-	(2,635)
Balance at September 30, 2022	$42,525	$1,254	$59,431	$7,002	$84,506	$44,449	145,706	$384,873
Depreciation	34,937	1,710	20,753	18,749	50,618	21,141	153,045	300,953
Disposals	-	-	-	-	-	(7,925)	(258,149)	(266,074)
Balance at September 30, 2023	$77,462	$2,964	$80,184	$25,751	$135,124	$57,665	$40,602	$419,752

Carrying value at September 30, 2022	$64,281	$3,875	$41,502	$70,557	$155,298	$92,588	$404,380	$832,481
Carrying value at September 30, 2023	$66,391	$2,165	$29,394	$71,907	$104,680	$74,127	$68,632	$417,296